Convertible Notes (Details) - Schedule of net carrying amount of liability - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Convertible Notes (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Notes - short-term		$ 6,643,463
Principal outstanding [Member]
Convertible Notes (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Notes - short-term		6,828,050
Unamortized issuance cost [Member]
Convertible Notes (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Notes - short-term		$ (184,587)